Fair Value Measurements and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Assets at Fair Value on Recurring Basis

The following table sets forth the Company’s financial assets (cash equivalents and available-for-sale marketable securities) at fair value on a recurring basis as of December 31, 2016 and 2015:

	Fair Value as of
	December 31,	Basis of Fair Value Measurements
(in thousands)	2016	Level 1	Level 2	Level 3
Money market funds	$2,746	$2,746	$—	$—
Corporate debt securities	4,206	—	4,206	—
Government securities	5,299	—	5,299	—
Commercial paper	10,966	—	10,966	—
Total cash equivalents and marketable securities	$23,217	$2,746	$20,471	$—

	Fair Value as of
	December 31,	Basis of Fair Value Measurements
(in thousands)	2015	Level 1	Level 2	Level 3
Money market funds	$5,421	$5,421	$—	$—
Certificates of deposit	696	—	696	—
Corporate debt securities	12,571	—	12,571	—
Government securities	21,769	—	21,769	—
Municipal securities	1,908	—	1,908	—
Commercial paper	6,145	—	6,145	—
Total cash equivalents and marketable securities	$48,510	$5,421	$43,089	$—

Summary of Company's Available-for-Sale Securities

The Company invests in highly-liquid, investment-grade securities. The following is a summary of the Company’s available-for-sale securities at December 31, 2016 and 2015:

As of December 31, 2016 (in thousands):	Cost Basis	Unrealized Gain	Unrealized Loss	Fair Value
Money market funds	$2,746	$—	$—	$2,746
Corporate debt securities	4,208	—	(2)	4,206
Government securities	5,299	1	(1)	5,299
Commercial paper	10,966	—	—	10,966
	23,219	1	(3)	23,217
Less cash equivalents	(10,217)	—	—	(10,217)
Total marketable securities	$13,002	$1	$(3)	$13,000

As of December 31, 2015 (in thousands):	Cost Basis	Unrealized Gain	Unrealized Loss	Fair Value
Money market funds	$5,421	$—	$—	$5,421
Certificates of deposit	696	—	—	696
Corporate debt securities	12,578	1	(8)	12,571
Municipal securities	1,908	—	—	1,908
Government securities	21,783	—	(14)	21,769
Commercial paper	6,145	—	—	6,145
	48,531	1	(22)	48,510
Less cash equivalents	(9,419)	—	—	(9,419)
Total marketable securities	$39,112	$1	$(22)	$39,091

Marketable Securities with Unrealized Losses

The following table provides the breakdown of the marketable securities with unrealized losses at December 31, 2016 (in thousands):

	In loss position for less than twelve months
As of December 31, 2016 (in thousands):	Fair Value	Unrealized Loss
Government securities	$1,997	$(1)
Corporate debt securities	3,391	(2)
Total marketable securities	$5,388	$(3)